                                  UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe                        Chicago, IL    July 31, 2009
-------------------------------------   -------------   -------------
[Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:      $62,503
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   ---------------   ------------------------
1     028-11405         Nuveen Investments, Inc.

                                                                                               -----VOTING AUTHORITY----
                                         -TITLE OF            VALUE SHARES/ SH/ PUT/ INVSTMT -----------------------------
  NAME OF ISSUER                           CLASS-  --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-  SOLE  SHARED NONE
  --------------                         --------- --------- ------ ------- --- ---- ------- ---------- ------ ------ ----
D ISHARES BARCLAYS US TIPS FUND          com       464287176  15919  157910 sh       sole               157910
D ISHARES MSCI EMERGING MKTS INDEX       com       464287234  11514  323330 sh       sole               323330
D ISHARES BARCLAYS 1-3 YR TSY BD FD      com       464287457   9378  112240 sh       sole               112240
D ISHARES MSCI EAFE GROWTH INDEX FUND    com       464288885   6882  139030 sh       sole               139030
D ISHARES DOW JONES REAL ESTATE INDEX    com       464287739   5310  148400 sh       sole               148400
D ISHARES IBOXX INV GR CORP BOND FUND    com       464287242   5014   48630 sh       sole                48630
D ISHARES BARCLAYS 3-7 YR TSY BD FD      com       464288661   3605   32620 sh       sole                32620
D ISHARES BARCLAYS CREDIT BOND           com       464288620   1547   15540 sh       sole                15540
D ISHARES BARCLAYS 7-10 YR TSY BF FD     com       464287440   1448   16040 sh       sole                16040
D ISHARES S&P NATIONAL MUNI BOND FUND    com       464288414    991    9810 sh       sole                 9810
D ISHARES JPMORGAN EM BOND FUND          com       464288281    471    4900 sh       sole                 4900
D SPDR BARCLAYS CAPITAL MUNI BOND ETF    com       78464A458    426   19150 sh       sole                19150